Income and other taxes (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of income tax [Abstract]
Disclosure of Major Components of Tax Expense (Income)
These differences result from the following items:

	2017	2016
	$	$

Consolidated income before income taxes	68,896	68,530
Canadian federal and provincial income tax rates	26.00%	26.00%
Income tax expense at statutory rates	17,913	17,818

Increase (decrease) attributable to:
Effects of different foreign statutory tax rates and tax holidays	(23,358)	(32,634)
Non-deductible expenditures	15,218	9,831
Losses for which no tax benefit has been recorded	19,880	24,017
Benefit of tax holiday extension	—	(4,802)
Withholding tax and minimum tax	10,152	11,669
Change due to foreign exchange	(30,607)	(169)
Change in accruals for tax audits	(649)	3,704
Changes in estimates of deferred tax assets	131	—
Non-deductible portion of losses (gains)	(500)	1,744
Amounts under provided for in prior years	(850)	(1,248)
Income tax expense	7,330	29,930

Current income tax, withholding and other taxes	27,500	25,064
Deferred income tax expense (recovery)	(20,170)	4,866
Income tax expense	7,330	29,930

Disclosure of Income Tax by Geographical Jurisdiction
Total income tax expense (recovery) attributable to geographical jurisdiction is as follows:

	2017	2016
	$	$

Namibia	13,492	14,010
Mali	(22,155)	5,911
Nicaragua	4,440	3,646
Philippines	12,493	4,718
Canada	(188)	(270)
Other	(752)	1,915
	7,330	29,930

Disclosure of temporary difference, unused tax losses and unused tax credits
The composition of the Company’s net deferred income tax (liabilities) assets and deferred tax expense (recovery) is as follows:

	Deferred tax (liabilities)/assets		Deferred income tax expense/(recovery)
	As at December 31, 2017	As at December 31, 2016	2017	2016
	$	$	$	$

Operating loss carry-forwards	58,042	69,087	11,045	(1,253)
Current assets and liabilities	789	(22)	(811)	(86)
Derivatives	1,857	3,757	1,900	4,264
Mining interests	(131,792)	(157,397)	(25,605)	7,007
Long term debt	—	—	—	(5,401)
Mine restoration provisions	19,398	15,240	(4,158)	(548)
Other	(2,379)	(4,737)	(2,358)	1,150
Deferred tax charged to equity	—	—	(183)	(267)
	(54,085)	(74,072)	(20,170)	4,866
The change for the year in the Company’s net deferred tax liability was as follows:

	2017	2016
	$	$

Balance, beginning of year	74,072	68,939
Deferred income tax expense (recovery)	(20,170)	4,866
Amount charged to OCI	183	267
	(19,987)	5,133
Balance, end of year	54,085	74,072
Represented on the balance sheet as:

	2017	2016
	$	$

Deferred tax asset	(27,433)	—
Deferred tax liability	81,518	74,072
Balance, end of year	54,085	74,072

Disclosure of Unrecognized Temporary Difference, Unused Tax Losses and Unused Tax Credits
The Company has the following unrecognized deferred tax assets:

	2017	2016
	$	$

Capital and non-capital tax losses	112,886	105,221
Current assets	111	225
Debt and share issue costs	864	2,166
Mine restoration provisions	11,470	9,039
Mining interests and other	2,769	4,340
Long-term debt	7,805	3,653
	135,905	124,644
The gross amount of the tax losses for which a tax benefit has not been recorded expire as follows:

Year of expiry	Canada	Colombia	Nicaragua	Total
	$	$	$	$

2018	—	—	5,030	5,030
2027	125	—	—	125
2028	568	—	—	568
2029	4,536	—	—	4,536
2030	10,602	—	—	10,602
2031	7,809	—	—	7,809
2032	13,200	—	—	13,200
2033	5,535	—	—	5,535
2034	30,130	—	—	30,130
2035	37,226	—	—	37,226
2036	40,370	—	—	40,370
2037	38,232	—	—	38,232
No expiry	—	3,746	18,952	22,698
Total	188,333	3,746	23,982	216,061